Business Combinations	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business Combinations
28.
Business Combinations
(a)
Acquisition of a music content company

In April 2025, the Company entered into a definitive agreement to acquire 92% of the equity interest of a music content company in China in stages. The consideration comprised a fixed amount of RMB1.19 billion and a variable amount by tranches. The variable amount will be determined based on future operation and financial performance of the acquiree. Accordingly, a put liability was recognized at the acquisition date, measured at the present value of the estimated future cash outflows. The put liability was subsequently measured at amortized cost. As at December 31, 2025, the carrying value of the put liability was RMB379 million (Note 26).

As a result of the acquisition, the Company is expected to increase its presence in music industry in China. Goodwill arising from the acquisition was attributable to an increase in coverage of the music market of China. The goodwill recognized was not expected to be deductible for income tax purpose.

As at the acquisition date, the fair value of the non-controlling interest was RMB510 million. The identifiable assets acquired and liabilities assumed at the acquisition date includes intangible assets of RMB1,131 million, goodwill of RMB806 million, cash and cash equivalents of RMB151 million, other various assets of RMB54 million, deferred tax liabilities of RMB267 million and other various liabilities assumed of RMB175 million.

The revenue and the results contributed by the acquiree to the Group subsequent to the acquisition were insignificant. The Group’s revenue and results for the year would not be materially different should the acquisition had occurred on January 1, 2025.

Transaction costs were not significant and were charged to general and administrative expenses in the consolidated income statement during the year ended December 31, 2025.

(b)
Other business combination

During the year ended December 31, 2025, the Group acquired equity interests of companies with total considerations of RMB81 million. The revenue and the results contributed by the acquired subsidiaries subsequent to the acquisition was insignificant to the Group. The Group’s revenue and results for the year would not be materially different should these acquisitions had occurred on January 1, 2025.